Agreements with Encore Dermatology, Inc. (Details Textual) ₨ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	[1],[2]
Agreements with Encore Dermatology Inc [Line Items]
Recognised in revenue		₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]		₨ 140,809
Gain Loss On Sale Of An Intangible Assets		159
Performance obligations satisfied over time [member]
Agreements with Encore Dermatology Inc [Line Items]
Recognised in revenue		₨ 1,807			₨ 1,301		$ 20
Encore Dermatology [Member]
Agreements with Encore Dermatology Inc [Line Items]
Counter Party Name	Encore Dermatology, Inc
Description Of Intangible asset	DFD-06
Description Of Particulars Related To Asset Agreement					During the year ended March 31, 2018, the Company entered into an agreement with Encore for out-licensing one of its products, DFD-06. The consideration for this arrangement consists of up to Rs. 1,301 (U.S.$20) in upfront payments and amounts contingent upon satisfaction of certain approval milestones, plus up to U.S.$12.5 contingent upon satisfaction of certain patent and commercial milestones. In addition, the Company is entitled to royalties on net sales. During the three months ended December 31, 2017, all of the performance obligations relating to the approval milestones were met, and consequently, revenue of Rs. 1,301 (U.S.$20) was recognized.		During the year ended March 31, 2018, the Company entered into an agreement with Encore for out-licensing one of its products, DFD-06. The consideration for this arrangement consists of up to Rs. 1,301 (U.S.$20) in upfront payments and amounts contingent upon satisfaction of certain approval milestones, plus up to U.S.$12.5 contingent upon satisfaction of certain patent and commercial milestones. In addition, the Company is entitled to royalties on net sales. During the three months ended December 31, 2017, all of the performance obligations relating to the approval milestones were met, and consequently, revenue of Rs. 1,301 (U.S.$20) was recognized.

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).